Pension Benefits - Summary of Reconciliation of the amounts recognized in accumulated other comprehensive income (Detail) - Pension defined benefit plans [member] - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure In Tabular Form Of Acturial Gain Loss Immediately Recognized In Other Comprehensive Income [Line Items]
Beginning balance , Actuarial (gain) loss immediately recognized	$ (138.8)	$ (80.9)
Actuarial (gain) loss immediately recognized , Actuarial gain immediately recognized	9.0	(57.9)
Ending balance , Actuarial gain immediately recognized	(129.8)	(138.8)
Beginning balance , Tax effect	(0.3)	(0.3)
Actuarial gain immediately recognized , Tax effect	0.0	0.0
Ending balance , Tax effect	(0.3)	(0.3)
Beginning balance , Actuarial (gain) immediately recognized, net of tax	(139.1)	(81.2)
Actuarial gain immediately recognized , Actuarial (gain) immediately recognized, net of tax	9.0	(57.9)
Ending balance , Actuarial (gain) immediately recognized, net of tax	$ (130.1)	$ (139.1)